BNY Mellon Emerging Markets Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.5%
Australia — .5%
BHP Group Ltd.	40,208	1,064,484
Brazil — 5.9%
Banco Bradesco SA, ADR	1,134,923	2,417,386
Raia Drogasil SA	851,756	3,383,355
TOTVS SA	482,729	2,189,482
WEG SA	299,741	2,678,678
XP, Inc., Cl. A	95,978	1,299,542
		11,968,443
Chile — 1.0%
Antofagasta PLC	97,832	2,120,194
China — 20.5%
Alibaba Group Holding Ltd.	105,900	1,152,675
ANTA Sports Products Ltd.	350,200	3,478,180
China Merchants Bank Co. Ltd., Cl. H	285,000	1,305,863
Contemporary Amperex Technology Co. Ltd., Cl. A	63,800	2,322,176
JD.com, Inc., Cl. A	166,150	3,101,503
Kanzhun Ltd., ADR	65,453	883,616
Midea Group Co. Ltd., Cl. A	425,600	4,150,244
NARI Technology Co. Ltd., Cl. A	632,237	2,163,191
NetEase, Inc.	185,500	3,231,840
Proya Cosmetics Co. Ltd., Cl. A	96,300	1,231,919
Silergy Corp.	81,000	1,052,559
Sungrow Power Supply Co. Ltd., Cl. A	157,608	1,783,042
Tencent Holdings Ltd.	227,800	11,716,544
Trip.com Group Ltd. (a)	63,950	4,161,228
		41,734,580
France — 1.8%
TotalEnergies SE	63,497	3,682,640
Hong Kong — 2.5%
AIA Group Ltd.	334,600	2,517,397
Hong Kong Exchanges & Clearing Ltd.	35,500	1,354,880
Pacific Basin Shipping Ltd.	4,649,000	1,121,007
		4,993,284
India — 21.8%
Avenue Supermarts Ltd. (a),(b)	35,518	1,558,917
Dr. Lal PathLabs Ltd. (b)	46,218	1,644,274
HDFC Bank Ltd.	171,639	3,642,382
HDFC Life Insurance Co. Ltd. (b)	197,299	1,540,870
ICICI Bank Ltd.	264,272	4,069,103
Info Edge India Ltd.	20,748	2,029,303
Infosys Ltd.	95,000	2,094,527
KEI Industries Ltd.	55,207	2,820,409
Mahindra & Mahindra Ltd.	93,322	3,280,899
MakeMyTrip Ltd. (a)	36,835	4,226,448
Marico Ltd.	243,546	1,859,490
Reliance Industries Ltd.	230,826	3,532,165
Sona Blw Precision Forgings Ltd. (b)	287,621	2,297,414
Tata Consultancy Services Ltd.	41,723	2,110,469

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
India — 21.8% (continued)
Titan Co. Ltd.	84,932	3,263,094
Tube Investments of India Ltd.	51,986	2,209,437
Zomato Ltd. (a)	666,436	2,214,395
		44,393,596
Indonesia — 2.7%
Bank Mandiri Persero Tbk PT	9,673,800	3,757,497
Bank Rakyat Indonesia Persero Tbk PT	6,767,100	1,816,026
		5,573,523
Japan — 1.2%
Unicharm Corp.	94,600	2,450,769
Mexico — 4.6%
Banco del Bajio SA (b)	536,409	1,136,127
Fomento Economico Mexicano SAB de CV	349,267	3,123,222
Grupo Financiero Banorte SAB de CV, Cl. O	361,177	2,423,094
Qualitas Controladora SAB de CV	170,281	1,289,663
Wal-Mart de Mexico SAB de CV	554,362	1,475,203
		9,447,309
Peru — 1.8%
Credicorp Ltd.	19,447	3,606,835
Philippines — .5%
Ayala Corp.	103,720	1,083,468
Russia — .0%
LUKOIL PJSC, ADR (a),(c)	85,809	0
Sberbank of Russia PJSC, ADR (a),(c)	884,047	0
X5 Retail Group NV, GDR (a),(c)	198,889	0
		0
South Africa — 1.4%
Clicks Group Ltd.	125,130	2,740,092
South Korea — 4.2%
KT Corp.	66,735	2,352,096
LG Energy Solution Ltd. (a)	3,351	914,748
Samsung Electronics Co. Ltd.	44,070	1,740,774
SK Hynix, Inc.	30,174	3,495,118
		8,502,736
Sweden — .7%
Epiroc AB, Cl. A	79,419	1,446,744
Taiwan — 21.8%
Advantech Co. Ltd.	257,000	2,664,758
Airtac International Group	41,527	1,010,936
ASE Technology Holding Co. Ltd.	309,000	1,443,386
Chailease Holding Co. Ltd.	460,942	1,694,289
Chroma ATE, Inc.	231,000	2,936,620
Delta Electronics, Inc.	284,000	3,336,929
MediaTek, Inc.	125,000	4,839,383
Sinbon Electronics Co. Ltd.	222,000	1,747,953
Taiwan Semiconductor Manufacturing Co. Ltd.	655,000	20,114,163
Uni-President Enterprises Corp.	1,716,000	4,471,390
		44,259,807

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
United States — .9%
Schlumberger NV	41,216	1,811,031
Uruguay — 4.7%
Globant SA (a),(d)	12,496	2,846,089
MercadoLibre, Inc. (a)	3,330	6,610,616
		9,456,705
Total Common Stocks (cost $172,519,354)		200,336,240

	1-Day Yield (%)
Investment Companies — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,385,548)	4.67	3,385,548	3,385,548
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $532,216)	4.67	532,216	532,216
Total Investments (cost $176,437,118)		100.5%	204,254,004
Liabilities, Less Cash and Receivables		(.5%)	(927,265)
Net Assets		100.0%	203,326,739

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $8,177,602 or 4.0% of net assets.

(c)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $0 or .0% of net assets.
(d)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $2,604,663 and the value of the collateral was
$2,688,479, consisting of cash collateral of $532,216 and U.S. Government & Agency securities valued at $2,156,263.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Emerging Markets Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	41,400,387	158,935,853††	0	200,336,240
Investment Companies	3,917,764	—	—	3,917,764

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $27,816,887, consisting of $53,387,039 gross unrealized appreciation and $25,570,152 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.